Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 495,484	¥ 188,378
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	(2,171)	(50,785)
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	47,359	30,153
Loans [Member] | Loans Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	4,688	4,762
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	42,671	25,391
Premises and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	16,517	31,345
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	3,732	118,108
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	383,810
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	46,237	59,557
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	21,672	51,645
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 24,565	¥ 7,912